INVESTMENT IN PC GOLD INC. (Details 1) - Pickle Crow	6 Months Ended
Dec. 31, 2021 CAD ($)
Statement [Line Items]
Loss before income taxes	$ (10)
Deferred income tax recovery	0
Net loss for the year	(10)
Other comprehensive income	0
Total comprehensive loss	$ (10)